Commitments And Contingencies (Minimum Future Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 645
2014	145
2015 and on	58
Related Party [Member]
Operating Leased Assets [Line Items]
2013	$ 13